Risk and sensitivity analysis - Interest Rates and Consequential Effects (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	(50000000.00%)	(50000000.00%)
Reasonably possible increase in assumption (as a percent)	100000000.00%	100000000.00%
Interest rate risk
Risk and sensitivity analysis
Net effect on financial assets from decrease in assumption	$ 8,805	$ 7,690
Net effect on financial assets from increase in assumption	(15,413)	(13,462)
Net effect on net insurance contract liabilities (including CSM) from decrease in assumption	(8,169)	(7,324)
Net effect on net insurance contract liabilities (including CSM) from increase in assumption	14,000	12,474
Increase (decrease) in equity due to reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	568	348
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	(1,222)	(878)
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	609	380
Net effect on profit after tax attributable to equity holders, net of reinsurance from increase in assumption	(1,299)	(940)
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Decrease In Risk Exposure That Arises From Contracts Within Scope Of IFRS17	390	395
Net effect on CSM, Net of reinsurance from increase in assumption	$ (1,069)	$ (975)
Reasonably possible decrease in assumption (as a percent)	0.50%	0.50%
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Equity/property market
Risk and sensitivity analysis
Net effect on financial assets from decrease in assumption	$ (16,935)	$ (14,133)
Net effect on financial assets from increase in assumption	8,374	7,075
Net effect on net insurance contract liabilities (including CSM) from decrease in assumption	15,802	13,132
Net effect on net insurance contract liabilities (including CSM) from increase in assumption	(7,855)	(6,628)
Increase (decrease) in equity due to reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	(756)	(689)
Net effect on shareholders' equity, Net of reinsurance from increase in assumption	341	302
Increase (decrease) in profit (loss) due to reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	(817)	(738)
Net effect on profit after tax attributable to equity holders, net of reinsurance from increase in assumption	370	325
Increase Decrease In Contractual Service Margin Due To Reasonably Possible Decrease In Risk Exposure That Arises From Contracts Within Scope Of IFRS17	(1,937)	(1,479)
Net effect on CSM, Net of reinsurance from increase in assumption	$ 917	$ 651
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Equity Property market
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	(2000000000.00%)	(2000000000.00%)
Reasonably possible increase in assumption (as a percent)	1000000000.00%	1000000000.00%